Loss Per Share - Schedule of Earnings (Loss) Per Common and Preferred Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss	R$ (4,213,208)	R$ (10,834,709)	R$ (2,403,086)
Denominator
Weighted average number of shares that would have been issued at average market price	2,711,861	4,705,897	6,805,600
Share-based payments
Denominator
Weighted average number of shares outstanding and presumed conversions	63,296,103	63,789,234	9,865,114
Common Shares
Denominator
Weighted average number of shares	928,965,058	928,965,058	928,965,058
Weighted average number of equivalent shares	25,925,435,858	25,662,417,083	25,571,811,221
Basic earnings per share
Basic net income (loss) per share	R$ (0.16)	R$ (0.42)	R$ (0.09)
Diluted earnings per share
Diluted net income (loss) per share	R$ (0.16)	R$ (0.42)	R$ (0.09)
Preference Shares
Denominator
Weighted average number of shares	333,286,277	329,779,360	328,571,282
75 preferred shares	75	75	75
Weighted average number of equivalent shares	345,672,478	342,165,561	340,957,483
Basic earnings per share
Basic net income (loss) per share	R$ (12.19)	R$ (31.67)	R$ (7.05)
Diluted earnings per share
Diluted net income (loss) per share	R$ (12.19)	R$ (31.67)	R$ (7.05)